Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2016
Goodwill and other intangible assets
Goodwill and other intangible assets

Note 11—Goodwill and other intangible assets

Effective January 1, 2016, the Company reorganized its operating segments with the aim of delivering more customer value in a better, more focused way from its combined power and automation offering. The new Electrification Products segment includes the business of the former Low Voltage Products segment and the Medium Voltage Products business from the former Power Products segment. The Process Automation segment has been expanded to include the Distributed Control Systems business from the former Power Systems segment, while the remaining businesses of the former Power Products and Power Systems segments were combined to form the new Power Grids segment. There were no significant changes to the Discrete Automation and Motion segment. The table below has been reclassified to reflect this reorganization.

Changes in “Goodwill” were as follows:

($ in millions)		Discrete
	Electrification	Automation	Process	Power	Corporate
	Products	and Motion	Automation	Grids	and Other	Total
Cost at January 1, 2015	2,970	3,766	1,546	1,748	41	10,071
Accumulated impairment charges	—	—	—	—	(18)	(18)

Balance at January 1, 2015	2,970	3,766	1,546	1,748	23	10,053

Goodwill acquired during the year	4	24	6	—	—	34
Goodwill allocated to disposals	—	—	—	(23)	(1)	(24)
Exchange rate differences and other	(203)	(92)	(34)	(62)	(1)	(392)

Balance at December 31, 2015	2,771	3,698	1,518	1,663	21	9,671

Goodwill acquired during the year	—	12	—	—	—	12

Goodwill allocated to assets held for sale	—	—	—	(105)	—	(105)
Exchange rate differences and other	(4)	(49)	(13)	(11)	—	(77)

Balance at December 31, 2016	2,767	3,661	1,505	1,547	21	9,501

In 2016, goodwill allocated to the Cables business, within the Power Grids operating segment, was transferred to “Assets held for sale”, see Note 3 for details.

In 2015, there were no significant acquisitions or divestments.

Intangible assets other than goodwill consisted of the following:

	December 31,
	2016			2015
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
($ in millions)	amount	amortization	amount	amount	amortization	amount
Capitalized software for internal use	712	(596)	116	692	(567)	125

Capitalized software for sale	409	(365)	44	401	(357)	44
Intangibles other than software:
Customer-related	2,500	(904)	1,596	2,517	(767)	1,750
Technology-related	755	(660)	95	790	(585)	205
Marketing-related	291	(159)	132	308	(140)	168
Other	34	(21)	13	67	(22)	45

Total	4,701	(2,705)	1,996	4,775	(2,438)	2,337

Additions to intangible assets other than goodwill consisted of the following:

($ in millions)	2016	2015
Capitalized software for internal use	39	63

Capitalized software for sale	18	15
Intangibles other than software:
Technology-related	1	33

Total	58	111

There were no significant intangible assets acquired in business combinations during 2016 and 2015.

Amortization expense of intangible assets other than goodwill consisted of the following:

($ in millions)	2016	2015	2014
Capitalized software for internal use	57	60	72

Capitalized software for sale	25	21	20
Intangibles other than software	287	315	362

Total	369	396	454

In 2016, 2015 and 2014, impairment charges on intangible assets other than goodwill were not significant.

At December 31, 2016, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2017	284

2018	233
2019	189
2020	170
2021	145
Thereafter	975

Total	1,996